UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  28-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tucker Goodrich
Title:     Managing Director
Phone:     914-798-4214

Signature, Place, and Date of Signing:

     /s/ Tucker Goodrich     Harrison, New York     February 24, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $166,159 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11231                      Mariner Investment Group, LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     3335   250000 SH       DEFINED 0              250000        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261       15    19500 SH  PUT  DEFINED 0               19500        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3892   115000 SH       DEFINED 0              115000        0
CHEMTURA CORP                  COM NEW          163893209    34896  2183755 SH       DEFINED 0             2183755        0
CITIGROUP INC                  COM              172967101     4730  1000000 SH       DEFINED 0             1000000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     5104   100000 SH       DEFINED 0              100000        0
INTEL CORP                     COM              458140100     6309   300000 SH       DEFINED 0              300000        0
ISHARES TR                     FTSE XNHUA IDX   464287184     1232    28600 SH       DEFINED 0               28600        0
ISHARES TR                     FTSE XNHUA IDX   464287184      195   150000 SH  PUT  DEFINED 0              150000        0
JPMORGAN CHASE & CO            COM              46625H100     4242   100000 SH       DEFINED 0              100000        0
MACYS INC                      COM              55616P104     7590   300000 SH       DEFINED 0              300000        0
MADISON SQUARE GARDEN INC      CL A             55826P100     5945   230605 SH       DEFINED 0              230605        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      223    80000 SH  PUT  DEFINED 0               80000        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      166    71000 SH  CALL DEFINED 0               71000        0
MORGAN STANLEY                 COM NEW          617446448     5442   200000 SH       DEFINED 0              200000        0
PREMIER EXIBITIONS INC         COM              74051E102     1279   649119 SH       DEFINED 0              649119        0
PREMIER EXIBITIONS INC         COM              74051E102      199   101167 SH       DEFINED 1              101167        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     3869   473000 SH       DEFINED 0              473000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    63594  1169003 SH       DEFINED 0             1169003        0
SPDR GOLD TRUST                GOLD SHS         78463V107      243    62000 SH  CALL DEFINED 0               62000        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2603    18768 SH       DEFINED 0               18768        0
TIME WARNER CABLE INC          COM              88732J207     6603   100000 SH       DEFINED 0              100000        0
WET SEAL INC                   CL A             961840105     4441  1200300 SH       DEFINED 0             1200300        0
YAHOO INC                      COM              984332106       12   100000 SH  CALL DEFINED 0              100000        0